SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) S/ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 PEN (S/)	Dec. 31, 2019 PEN (S/)	Dec. 31, 2018 PEN (S/)	Dec. 20, 2020 PEN (S/)	Nov. 09, 2020 PEN (S/)	Jan. 01, 2019 USD ($)	Jan. 01, 2019 PEN (S/)	Dec. 31, 2017 PEN (S/)
Disclosure Of Significant Accounting Policies [Line Items]
Assets	S/ 237,406,163	S/ 187,859,340	S/ 177,263,000
Liabilities	211,960,516	161,113,030	152,997,000
Equity	25,445,647	26,746,310						S/ 22,062,063
Profit (loss)	334,138	4,352,331	S/ 4,071,305
Changes in accounting policies		666,600
Amount of increaes in share capital				S/ 20,000
Goodwill as a result of business combination	275,859
Right-of-use assets	702,928	821,840					S/ 855,500
Lease liabilities	S/ 750,578	830,153					S/ 852,800
Deferred charges prepayments | $						$ 2.7
Minimum
Disclosure Of Significant Accounting Policies [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	3 years
Maximum
Disclosure Of Significant Accounting Policies [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	5 years
Investment property [member]
Disclosure Of Significant Accounting Policies [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	33 years
Mibanco
Disclosure Of Significant Accounting Policies [Line Items]
Assets	S/ 15,649,500	13,741,700
Liabilities	13,539,500	11,655,700
Equity	2,110,000	2,086,000
Profit (loss)	(379,300)	401,000
Amount of increaes in share capital					S/ 400,000
BCP
Disclosure Of Significant Accounting Policies [Line Items]
Amount of increaes in share capital				S/ 380,000
Banco De Credito De Bolivia [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Assets	12,472,400	10,480,900
Liabilities	11,781,400	9,743,900
Equity	691,000	737,000
Profit (loss)	S/ (74,300)	S/ 79,000